Supplemental Cash Flow Information (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SUPPLEMENTAL CASH FLOW INFORMATION
Amount transferred from reserve to deficit	$ 229	$ 301	$ 2,725
Share issuance costs, trade payables	250
Accrued exploration and evaluation expenditures	$ 186	767	34
Share issuance costs, fair value of options		39
Share issuance costs, fair value of agent's warrants		$ 61	48
Capital contribution interest on loan			$ 265